September 24, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: WRL Series Life Account of Western Reserve Life Assurance Co. of Ohio

File No.: 811-04420 (CIK 0000778209)

(33 Act File Nos.: 333-58322, 333-62397, 333-23359, 33-31140, 33-69138, 33-5143, 33-506,

333-100993, 333-107705, 333-110315, 333-135005)

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), WRL Series Life Account of Western Reserve Life Assurance Co. of Ohio, a unit investment trust registered under the Act (“separate account”), mailed to its policyowners the semi-annual report(s) dated June 30, 2007 for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 the following semi-annual reports were filed on Form N-CSRS with the Commission via EDGAR on the dates indicated:

Entity:	AEGON/Transamerica Series Trust
File No.:	811-04419 (33-507)
Date of Filing:	August 31, 2007
Accession No.:	0001104659-07-066429
CIK:	0000778207
Entity:	Fidelity Variable Insurance Products Fund
File No.:	811-03329 (002-75010)
Date of Filing:	August 29, 2007
Accession No.:	0000356494-07-00017
CIK:	0000356494
Entity:	Fidelity Variable Insurance Products Fund II
File No.:	811-05511 (33-20773)
Date of Filing:	August 29, 2007
Accession No.:	0000831016-07-000014
CIK:	0000831016
Entity:	Fidelity Variable Insurance Products Fund III
File No.:	811-07205 (33-54837)
Date of Filing:	August 29, 2007
Accession No.:	0000927384-07-000016
CIK:	0000927384
Entity:	ProFunds
File No.:	811-08239 (333-28339)
Date of Filing:	September 5, 2007
Accession No.:	0001209286-07-000261
CIK:	0001039803

Securities and Exchange Commission

Page Two

September 24, 2007

To the extent necessary, these filings are incorporated herein by reference.

If you have any questions regarding this filing, please contact the undersigned at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Very truly yours,

/s/ Arthur D. Woods

Arthur D. Woods

Vice President & Senior Counsel

cc:	Gayle A. Morden
Priscilla Hechler